Annual Operating Expenses {- Franklin Small Cap Value VIP Fund} - FTVIP Class 4-61 - Franklin Small Cap Value VIP Fund - Class 4	May 01, 2021
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.03%
Total annual Fund operating expenses	1.03%